SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
SIGNIFICANT ACCOUNTING POLICIES
Schedule of basis of consolidation

Name of subsidiary	Place of incorporation	Proportion of ownership interest	Principal activity
Pretium Exploration Inc.	British Columbia, Canada	100%	Holds interest in the Brucejack Mine and Snowfield Project
0890696 BC Ltd.	British Columbia, Canada	100%	Holds real estate in Stewart, British Columbia

Schedule of estimated useful lives

Asset class	Estimated useful life
Mine and mill equipment	5 - 14 years
Light vehicles	3 - 5 years
Office and computer equipment	3 - 5 years
Leasehold improvements	Term of lease